UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

September 30, 2017

NMI-QTLY-1117
1.808781.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.8%
		Principal Amount(a)	Value
Azerbaijan - 1.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		$69,900,000	$78,637,500
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		19,070,000	20,738,625

TOTAL AZERBAIJAN			99,376,125

Brazil - 0.2%
Caixa Economica Federal:
4.25% 5/13/19 (b)		11,975,000	12,202,525
7.25% 7/23/24 (b)(c)		3,285,000	3,424,613

TOTAL BRAZIL			15,627,138

British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		20,400,000	19,401,277
Canada - 0.5%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)		6,040,000	6,183,450
7.25% 4/1/23 (b)		8,915,000	9,182,450
7.5% 4/1/25 (b)		9,025,000	9,228,063
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		5,816,000	6,484,840

TOTAL CANADA			31,078,803

Cayman Islands - 0.1%
Brazil Minas SPE 5.333% 2/15/28 (b)		7,515,000	7,627,725
Sparc Em Spc 0% 12/5/22 (b)		2,095,000	1,909,593

TOTAL CAYMAN ISLANDS			9,537,318

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		3,245,000	3,439,700
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,708,426
6.95% 11/10/21 (b)		3,501,000	3,798,585

TOTAL COSTA RICA			9,946,711

Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		22,540,000	23,948,254
JSC BGEO Group 6% 7/26/23 (b)		10,845,000	11,154,083
JSC Georgian Railway 7.75% 7/11/22 (b)		11,996,000	13,315,560

TOTAL GEORGIA			48,417,897

Indonesia - 1.3%
PT Pertamina Persero:
5.625% 5/20/43 (b)		8,500,000	9,149,239
6% 5/3/42 (b)		34,835,000	39,256,607
6.5% 5/27/41 (b)		26,960,000	32,070,511

TOTAL INDONESIA			80,476,357

Ireland - 1.4%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,400,000	6,939,776
SCF Capital Ltd. 5.375% 6/16/23 (b)		11,100,000	11,494,050
Vnesheconombank Via VEB Finance PLC:
5.942% 11/21/23 (b)		15,860,000	17,023,331
6.025% 7/5/22 (b)		16,380,000	17,654,495
6.8% 11/22/25 (b)		10,000,000	11,268,600
6.902% 7/9/20 (b)		23,790,000	25,725,079

TOTAL IRELAND			90,105,331

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		3,771,000	4,851,467
Kazakhstan - 1.3%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		8,885,000	8,977,226
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		14,190,000	14,279,425
KazMunaiGaz Finance Sub BV:
3.875% 4/19/22 (b)		5,920,000	5,971,563
5.75% 4/19/47 (b)		16,985,000	16,719,083
6.375% 4/9/21 (b)		16,630,000	18,182,743
7% 5/5/20 (b)		17,565,000	19,145,850
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	2,041,319

TOTAL KAZAKHSTAN			85,317,209

Luxembourg - 0.2%
RSHB Capital SA 8.5% 10/16/23 (b)		3,540,000	3,916,252
Steel Capital SA LN Partner Net Program 3.85% 8/27/21 (b)		10,525,000	10,761,813

TOTAL LUXEMBOURG			14,678,065

Mexico - 9.2%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		10,770,000	11,335,425
4.875% 1/15/24 (b)		12,760,000	13,685,100
Mexico City Airport Trust 5.5% 7/31/47 (b)		4,345,000	4,398,878
Pemex Project Funding Master Trust:
6.625% 6/15/35		75,865,000	81,744,538
8.625% 2/1/22		28,592,000	33,551,282
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.9672% 3/11/22 (b)(c)(d)		26,665,000	29,032,852
4.625% 9/21/23		8,835,000	9,125,672
4.875% 1/24/22		7,460,000	7,823,675
4.875% 1/18/24		6,215,000	6,444,955
5.375% 3/13/22 (b)		2,635,000	2,815,366
5.5% 1/21/21		16,400,000	17,498,800
5.5% 6/27/44		8,435,000	7,865,638
5.625% 1/23/46		18,175,000	16,902,750
6.375% 2/4/21		27,100,000	29,688,321
6.375% 1/23/45		39,355,000	40,043,713
6.5% 3/13/27 (b)		26,780,000	29,678,399
6.5% 6/2/41		120,835,000	126,332,993
6.75% 9/21/47		38,390,000	40,843,121
6.75% 9/21/47 (b)		7,185,000	7,644,122
6.875% 8/4/26		57,315,000	65,195,813

TOTAL MEXICO			581,651,413

Mongolia - 0.2%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		14,039,000	15,143,799
Netherlands - 2.8%
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	3,171,000
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		4,415,000	4,767,317
6.95% 7/10/42 (b)		10,360,000	11,579,165
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		8,720,000	11,706,600
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		9,178,000	9,577,647
Petrobras Global Finance BV:
8.375% 5/23/21		53,795,000	62,220,642
8.75% 5/23/26		63,395,000	76,153,244

TOTAL NETHERLANDS			179,175,615

Nigeria - 0.2%
Zenith Bank PLC 7.375% 5/30/22 (b)		9,450,000	9,757,125
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		13,525,000	13,552,375
Peru - 0.3%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		8,000,000	8,227,200
5.625% 6/19/47 (b)		10,665,000	11,118,263

TOTAL PERU			19,345,463

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,800,000	16,056,592
6.75% 8/6/23 (b)		11,790,000	12,180,249
7.125% 2/11/25 (b)		9,485,000	9,825,246
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,625,000	6,518,338

TOTAL SOUTH AFRICA			44,580,425

Sri Lanka - 0.1%
National Savings Bank 8.875% 9/18/18 (b)		4,375,000	4,581,938
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		20,009,000	21,170,122
Tunisia - 0.4%
Banque Centrale de Tunisie:
5.625% 2/17/24 (Reg. S)	EUR	8,120,000	9,908,931
5.75% 1/30/25 (b)		12,945,000	12,591,912

TOTAL TUNISIA			22,500,843

Turkey - 0.5%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		8,520,000	8,960,484
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	5,198,750
Finansbank A/S 4.875% 5/19/22 (b)		9,505,000	9,484,602
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		5,325,000	5,471,778

TOTAL TURKEY			29,115,614

United Arab Emirates - 0.3%
Dolphin Energy Ltd. 5.5% 12/15/21 (b)		14,895,000	16,380,449
United Kingdom - 0.9%
Biz Finance PLC:
9.625% 4/27/22 (b)		41,880,000	44,841,754
9.75% 1/22/25 (b)		3,500,000	3,760,295
Oschadbank Via SSB #1 PLC 9.625% 3/20/25 (b)		2,690,000	2,868,213
SSB #1 PLC 9.375% 3/10/23 (b)		4,045,000	4,282,644

TOTAL UNITED KINGDOM			55,752,906

United States of America - 0.2%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,561,450	2,702,330
Stillwater Mining Co. 7.125% 6/27/25 (b)		8,530,000	8,785,900

TOTAL UNITED STATES OF AMERICA			11,488,230

Venezuela - 2.5%
Petroleos de Venezuela SA:
5.375% 4/12/27		75,040,000	22,512,000
5.5% 4/12/37		83,655,000	25,305,638
6% 5/16/24 (b)		96,205,000	29,222,269
6% 11/15/26 (Reg. S)		117,720,000	35,728,020
8.5% 10/27/20 (Reg. S)		32,075,000	26,622,250
9% 11/17/21 (Reg. S)		18,975,000	7,779,750
9.75% 5/17/35 (b)		19,725,000	6,755,813
12.75% 2/17/22 (b)		13,565,000	6,267,030

TOTAL VENEZUELA			160,192,770

TOTAL NONCONVERTIBLE BONDS
(Cost $1,698,562,058)			1,693,202,785

Government Obligations - 64.9%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		5,685,000	6,104,382
Argentina - 5.0%
Argentine Republic:
6.625% 7/6/28		9,480,000	10,001,400
6.875% 4/22/21		13,310,000	14,507,900
6.875% 1/26/27		68,220,000	73,711,710
7.125% 7/6/36		12,290,000	12,904,500
7.125% 6/28/2117 (b)		45,435,000	45,344,130
7.5% 4/22/26		91,865,000	103,256,260
7.82% 12/31/33	EUR	11,173,962	14,738,460
8.28% 12/31/33		34,356,941	39,854,052

TOTAL ARGENTINA			314,318,412

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		24,400,000	25,766,400
7.15% 3/26/25 (b)		10,588,000	11,838,655

TOTAL ARMENIA			37,605,055

Azerbaijan - 0.1%
Azerbaijan Republic 3.5% 9/1/32 (b)		9,614,000	8,340,145
Bahrain - 0.1%
Bahrain Kingdom 6.75% 9/20/29 (b)		8,140,000	8,070,647
Barbados - 0.4%
Barbados Government:
7% 8/4/22 (b)		15,601,000	14,352,920
7.25% 12/15/21 (b)		11,539,000	10,615,880

TOTAL BARBADOS			24,968,800

Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		14,150,000	15,207,713
7.625% 6/29/27 (b)		12,730,000	14,208,259

TOTAL BELARUS			29,415,972

Bolivia - 0.3%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		20,030,000	19,379,025
Brazil - 4.1%
Brazilian Federative Republic:
2.625% 1/5/23		12,500,000	11,984,375
4.25% 1/7/25		27,840,000	28,118,400
5% 1/27/45		22,095,000	20,563,817
5.625% 1/7/41		19,255,000	19,399,413
5.625% 2/21/47		11,025,000	11,135,250
6% 4/7/26		19,110,000	21,212,100
7.125% 1/20/37		19,445,000	23,090,938
8.25% 1/20/34		49,930,000	65,283,475
8.75% 2/4/25		3,880,000	5,005,200
8.875% 4/15/24		4,995,000	6,381,113
10% 1/1/21	BRL	49,615,000	16,251,672
10.125% 5/15/27		9,232,000	13,455,640
12.25% 3/6/30		9,165,000	15,179,531

TOTAL BRAZIL			257,060,924

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		23,165,000	27,324,183
Colombia - 0.6%
Colombian Republic 7.375% 9/18/37		27,905,000	36,806,695
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (b)		5,675,000	5,639,531
4.375% 4/30/25 (b)		7,280,000	7,152,600
5.625% 4/30/43 (b)		6,500,000	5,947,500
7% 4/4/44 (b)		6,650,000	7,065,958
7.158% 3/12/45 (b)		6,311,000	6,815,880

TOTAL COSTA RICA			32,621,469

Croatia - 0.3%
Croatia Republic:
5.5% 4/4/23 (b)		6,710,000	7,447,067
6% 1/26/24 (b)		10,965,000	12,521,920

TOTAL CROATIA			19,968,987

Dominican Republic - 1.6%
Dominican Republic:
5.5% 1/27/25 (b)		10,000,000	10,575,000
5.875% 4/18/24 (b)		7,030,000	7,627,550
5.95% 1/25/27 (b)		25,245,000	27,138,375
6.6% 1/28/24 (b)		5,105,000	5,736,744
6.85% 1/27/45 (b)		14,010,000	15,673,688
6.875% 1/29/26 (b)		17,505,000	19,963,752
7.45% 4/30/44 (b)		11,420,000	13,604,075

TOTAL DOMINICAN REPUBLIC			100,319,184

Ecuador - 1.1%
Ecuador Republic:
7.95% 6/20/24 (b)		13,810,000	13,654,638
8.75% 6/2/23 (b)		6,275,000	6,486,781
9.625% 6/2/27 (b)		6,385,000	6,704,250
9.65% 12/13/26 (b)		10,610,000	11,193,550
10.5% 3/24/20 (b)		11,960,000	12,901,850
10.75% 3/28/22 (b)		14,625,000	16,343,438

TOTAL ECUADOR			67,284,507

Egypt - 1.7%
Arab Republic 5.875% 6/11/25 (b)		14,960,000	14,945,040
Arab Republic of Egypt:
, yield at date of purchase 18.6888% to 20.3492% 12/19/17 to 12/26/17	EGP	167,175,000	9,092,797
6.125% 1/31/22 (b)		23,190,000	23,999,099
6.875% 4/30/40 (b)		4,830,000	4,677,536
7.5% 1/31/27 (b)		23,865,000	25,966,886
8.5% 1/31/47 (b)		23,135,000	25,776,045

TOTAL EGYPT			104,457,403

El Salvador - 1.2%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,990,000	9,790,200
6.375% 1/18/27 (b)		7,905,000	7,825,950
7.375% 12/1/19		8,555,000	8,918,588
7.625% 2/1/41 (b)		10,465,000	10,700,463
7.65% 6/15/35 (Reg. S)		14,370,000	14,763,451
7.75% 1/24/23 (Reg. S)		3,505,000	3,760,479
8.25% 4/10/32 (Reg. S)		2,570,000	2,802,868
8.625% 2/28/29 (b)		15,360,000	17,241,600

TOTAL EL SALVADOR			75,803,599

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		10,005,000	10,255,125
Gabon - 0.4%
Gabonese Republic:
6.375% 12/12/24 (b)		11,585,000	11,299,059
6.95% 6/16/25 (b)		11,305,000	11,244,066

TOTAL GABON			22,543,125

Ghana - 1.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		30,155,000	32,008,628
8.125% 1/18/26 (b)		14,550,000	15,464,031
9.25% 9/15/22 (b)		26,455,000	29,399,442
10.75% 10/14/30 (b)		21,175,000	27,495,738

TOTAL GHANA			104,367,839

Greece - 0.2%
Greek Government 4.375% 8/1/22 (b)	EUR	13,480,000	15,749,750
Guatemala - 0.3%
Guatemalan Republic:
4.375% 6/5/27 (b)		14,310,000	14,166,900
4.875% 2/13/28 (b)		5,385,000	5,506,163

TOTAL GUATEMALA			19,673,063

Honduras - 0.3%
Republic of Honduras 6.25% 1/19/27		17,075,000	18,361,431
Indonesia - 2.6%
Indonesian Republic:
3.85% 7/18/27 (b)		21,620,000	22,217,555
4.75% 1/8/26 (b)		7,340,000	8,002,993
4.75% 7/18/47 (b)		10,810,000	11,397,383
5.875% 1/15/24 (b)		8,545,000	9,795,672
6.625% 2/17/37		15,425,000	19,642,180
7% 5/15/22	IDR	240,662,000,000	18,493,219
7.75% 1/17/38 (b)		15,580,000	22,143,542
8.375% 9/15/26	IDR	248,103,000,000	20,741,256
8.5% 10/12/35 (b)		20,765,000	30,798,420

TOTAL INDONESIA			163,232,220

Iraq - 0.8%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		39,475,000	36,883,229
6.752% 3/9/23 (b)		12,870,000	12,779,961

TOTAL IRAQ			49,663,190

Ivory Coast - 0.7%
Ivory Coast:
5.125% 6/15/25 (b)	EUR	5,510,000	6,725,481
5.75% 12/31/32		14,908,285	14,618,766
6.125% 6/15/33 (b)		15,425,000	15,150,003
6.375% 3/3/28 (b)		9,710,000	10,025,575

TOTAL IVORY COAST			46,519,825

Jamaica - 0.6%
Jamaican Government:
6.75% 4/28/28		12,755,000	14,700,138
7.625% 7/9/25		5,905,000	7,076,552
7.875% 7/28/45		3,020,000	3,722,150
8% 3/15/39		9,448,000	11,691,900

TOTAL JAMAICA			37,190,740

Jordan - 0.7%
Jordanian Kingdom:
5.75% 1/31/27 (b)		23,960,000	23,494,649
6.125% 1/29/26 (b)		23,420,000	23,689,330

TOTAL JORDAN			47,183,979

Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		18,205,000	18,582,572
Kuwait - 0.7%
State of Kuwait 3.5% 3/20/27 (b)		43,275,000	44,508,338
Lebanon - 4.6%
Lebanese Republic:
4% 12/31/17		15,753,750	15,717,516
5% 10/12/17		17,385,000	17,383,783
5.15% 6/12/18		70,625,000	70,846,904
5.15% 11/12/18		7,380,000	7,408,339
5.45% 11/28/19		50,855,000	50,997,394
6% 5/20/19		18,865,000	19,100,813
6% 1/27/23		5,315,000	5,237,933
6.1% 10/4/22		34,000,000	33,944,240
6.375% 3/9/20		10,690,000	10,902,474
6.6% 11/27/26		13,205,000	12,954,369
6.65% 2/26/30 (Reg. S)		17,280,000	16,678,656
6.75% 11/29/27 (Reg. S)		7,700,000	7,582,190
7.05% 11/2/35(Reg. S)		5,210,000	5,023,482
8.25% 4/12/21 (Reg.S)		15,895,000	17,141,168

TOTAL LEBANON			290,919,261

Mongolia - 0.2%
Mongolian People's Republic:
8.75% 3/9/24 (b)		9,430,000	10,575,604
10.875% 4/6/21 (b)		3,905,000	4,530,827

TOTAL MONGOLIA			15,106,431

Namibia - 0.1%
Republic of Namibia 5.25% 10/29/25 (b)		8,680,000	8,819,574
Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,412,500	3,518,424
Nigeria - 0.5%
Republic of Nigeria:
, yield at date of purchase 19.3497% 3/22/18	NGN	1,101,760,000	2,819,186
6.375% 7/12/23 (b)		10,715,000	11,229,534
7.875% 2/16/32 (b)		13,405,000	14,644,963

TOTAL NIGERIA			28,693,683

Oman - 1.1%
Sultanate of Oman:
4.75% 6/15/26 (b)		16,110,000	15,924,735
5.375% 3/8/27 (b)		15,925,000	16,361,568
6.5% 3/8/47 (b)		39,160,000	40,261,101

TOTAL OMAN			72,547,404

Pakistan - 0.5%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,305,000	6,593,391
8.25% 4/15/24 (b)		15,605,000	17,714,796
8.25% 9/30/25 (b)		7,965,000	9,154,445

TOTAL PAKISTAN			33,462,632

Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27		7,110,000	10,327,275
9.375% 4/1/29		8,030,000	12,085,150

TOTAL PANAMA			22,412,425

Paraguay - 0.3%
Republic of Paraguay:
4.7% 3/27/27 (b)		7,765,000	8,095,013
5% 4/15/26 (b)		5,395,000	5,759,163
6.1% 8/11/44 (b)		6,215,000	6,976,338

TOTAL PARAGUAY			20,830,514

Qatar - 0.7%
State of Qatar:
2.375% 6/2/21		29,740,000	29,294,971
9.75% 6/15/30 (Reg. S)		10,327,000	16,329,548

TOTAL QATAR			45,624,519

Russia - 4.3%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		20,600,000	21,836,000
Russian Federation:
4.25% 6/23/27 (b)		26,600,000	27,038,581
4.875% 9/16/23 (b)		11,710,000	12,751,722
5.25% 6/23/47 (b)		66,600,000	68,042,023
5.625% 4/4/42 (b)		20,845,000	23,143,370
7.5% 2/27/19	RUB	2,609,375,000	45,367,584
12.75% 6/24/28 (Reg. S)		41,937,000	73,733,298

TOTAL RUSSIA			271,912,578

Rwanda - 0.2%
Rwanda Rep 6.625% 5/2/23 (b)		9,565,000	9,972,278
Saudi Arabia - 2.8%
Saudi Arabia Kingdom of:
2.375% 10/26/21 (b)		17,715,000	17,475,848
2.875% 3/4/23 (b)		13,525,000	13,491,188
3.625% 3/4/28 (b)		13,525,000	13,490,647
4.5% 10/26/46 (b)		97,230,000	97,023,872
4.625% 10/4/47 (b)		32,465,000	32,582,718

TOTAL SAUDI ARABIA			174,064,273

Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (b)		3,835,000	4,092,444
6.25% 5/23/33 (b)		7,895,000	8,118,350
8.75% 5/13/21 (b)		5,995,000	6,915,544

TOTAL SENEGAL			19,126,338

South Africa - 0.9%
South African Republic:
4.3% 10/12/28		29,745,000	28,020,504
5.375% 7/24/44		8,110,000	7,858,590
5.875% 9/16/25		12,860,000	13,888,800
10.5% 12/21/26	ZAR	110,175,000	9,132,186

TOTAL SOUTH AFRICA			58,900,080

Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,340,000	2,393,055
5.875% 7/25/22 (b)		4,225,000	4,499,929
6% 1/14/19 (b)		4,680,000	4,826,559
6.2% 5/11/27 (b)		16,970,000	17,802,446
6.25% 10/4/20 (b)		4,395,000	4,681,862
6.25% 7/27/21 (b)		5,125,000	5,510,128
6.825% 7/18/26 (b)		7,000,000	7,687,169
6.85% 11/3/25 (b)		19,750,000	21,681,076

TOTAL SRI LANKA			69,082,224

Suriname - 0.3%
Republic of Suriname 9.25% 10/26/26 (b)		17,495,000	18,894,600
TAJIKISTAN - 0.1%
Tajikistan Rep 7.125% 9/14/27 (b)		7,470,000	7,310,351
Tanzania - 0.0%
United Republic of Tanzania 6 month U.S. LIBOR + 6.000% 7.4522% 3/9/20 (c)(d)		2,530,556	2,640,230
Turkey - 6.7%
Turkish Republic:
4.25% 4/14/26		5,440,000	5,225,990
4.875% 10/9/26		28,605,000	28,414,433
5.125% 3/25/22		6,195,000	6,486,648
5.625% 3/30/21		16,170,000	17,193,723
5.75% 3/22/24		16,995,000	18,054,196
5.75% 5/11/47		21,365,000	21,003,504
6% 3/25/27		53,855,000	57,810,111
6% 1/14/41		23,455,000	24,070,694
6.25% 9/26/22		38,370,000	42,085,367
6.75% 5/30/40		12,820,000	14,240,610
6.875% 3/17/36		44,300,000	49,981,475
7% 6/5/20		12,495,000	13,643,291
7.25% 3/5/38		12,865,000	15,115,346
7.375% 2/5/25		27,425,000	31,855,509
8% 2/14/34		11,560,000	14,384,108
11% 3/2/22	TRY	170,435,000	48,122,373
11.875% 1/15/30		9,850,000	15,663,864

TOTAL TURKEY			423,351,242

Ukraine - 3.5%
Ukraine Government:
0% 5/31/40 (b)(c)		45,665,000	24,590,603
7.375% 9/25/32 (b)		43,534,000	42,391,233
7.75% 9/1/20 (b)		47,974,000	50,852,440
7.75% 9/1/21 (b)		31,159,000	33,070,916
7.75% 9/1/22 (b)		15,254,000	16,175,037
7.75% 9/1/23 (b)		8,809,000	9,248,305
7.75% 9/1/24 (b)		12,739,000	13,296,331
7.75% 9/1/25 (b)		11,469,000	11,869,039
7.75% 9/1/26 (b)		8,654,000	8,904,706
7.75% 9/1/27 (b)		10,089,000	10,347,278

TOTAL UKRAINE			220,745,888

United States of America - 5.9%
U.S. Treasury Bonds:
2.875% 11/15/46		280,387,000	281,131,752
3% 5/15/47		87,120,000	89,580,460

TOTAL UNITED STATES OF AMERICA			370,712,212

Uruguay - 0.4%
Uruguay Republic:
7.625% 3/21/36		5,295,000	7,426,238
7.875% 1/15/33 pay-in-kind		6,455,000	9,085,413
8.5% 3/15/28 (b)	UYU	119,625,000	4,257,742
9.875% 6/20/22 (b)	UYU	154,110,000	5,740,564

TOTAL URUGUAY			26,509,957

Venezuela - 1.5%
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(f)		458,489	1,833,956
6% 12/9/20		11,240,000	4,327,400
7% 12/1/18 (Reg. S)		9,925,000	6,401,625
7% 3/31/38		10,280,000	3,420,156
7.65% 4/21/25		18,830,000	6,308,050
7.75% 10/13/19 (Reg. S)		16,120,000	7,213,700
8.25% 10/13/24		16,705,000	5,637,938
9% 5/7/23 (Reg. S)		18,115,000	6,340,250
9.25% 9/15/27		28,625,000	11,306,875
9.25% 5/7/28 (Reg. S)		28,610,000	9,804,647
9.375% 1/13/34		12,490,000	4,402,725
11.75% 10/21/26 (Reg. S)		16,835,000	6,481,475
11.95% 8/5/31 (Reg. S)		23,090,000	9,293,725
12.75% 8/23/22		10,230,000	4,723,191
13.625% 8/15/18		5,895,000	4,458,389

TOTAL VENEZUELA			91,954,102

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		6,305,000	6,735,985
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	4,859,041
8.5% 4/14/24 (b)		7,915,000	8,453,616
8.97% 7/30/27 (b)		6,935,000	7,529,330

TOTAL ZAMBIA			20,841,987

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,972,542,062)			4,102,369,778
		Shares	Value

Common Stocks - 0.7%
Canada - 0.0%
First Quantum Minerals Ltd.		237,800	2,670,069
Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (g)		205,100	35,422,821
Netherlands - 0.1%
Yandex NV Series A (g)		108,100	3,561,895
TOTAL COMMON STOCKS
(Cost $30,015,848)			41,654,785
		Principal Amount	Value

Preferred Securities - 0.1%
China - 0.1%
Sinochem Group 5%(b)(c)(h)
(Cost $4,010,157)		4,460,000	4,652,459
		Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 1.09%(i)
(Cost $464,383,288)		464,307,251	464,400,113
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $6,169,513,413)			6,306,279,920
NET OTHER ASSETS (LIABILITIES) - 0.2%			10,565,567
NET ASSETS - 100%			$6,316,845,487

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

EUR – European Monetary Unit

IDR – Indonesian rupiah

NGN – Nigerian naira

RUB – Russian ruble

TRY – Turkish Lira

UYU – Uruguay peso

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,689,195,034 or 42.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Quantity represents share amount.

 (f) Level 3 security

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,695,032
Fidelity Securities Lending Cash Central Fund	27,794
Total	$2,722,826

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$38,984,716	$38,984,716	$--	$--
Materials	2,670,069	2,670,069	--	--
Corporate Bonds	1,693,202,785	--	1,693,202,785	--
Government Obligations	4,102,369,778	--	4,100,535,822	1,833,956
Preferred Securities	4,652,459	--	4,652,459	--
Money Market Funds	464,400,113	464,400,113	--	--
Total Investments in Securities:	$6,306,279,920	$506,054,898	$5,798,391,066	$1,833,956

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017